Business Segments (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2011:
Net revenue:	¥619.9	¥430.1	¥72.1	¥166.0	¥135.7	¥301.7	¥404.1	¥8.7	¥1,836.6
BTMU and MUTB:	294.4	385.0	28.6	126.2	—	126.2	368.9	4.0	1,207.1
Net interest income	236.5	201.3	—	53.4	—	53.4	133.2	24.6	649.0
Net fees	52.8	151.4	28.6	52.8	—	52.8	(7.9)	(14.6)	263.1
Other	5.1	32.3	—	20.0	—	20.0	243.6	(6.0)	295.0
Other than BTMU and MUTB(1)	325.5	45.1	43.5	39.8	135.7	175.5	35.2	4.7	629.5
Operating expenses	454.6	222.9	43.7	96.3	90.6	186.9	63.9	78.5	1,050.5

Operating profit (loss)	¥165.3	¥207.2	¥28.4	¥69.7	¥45.1	¥114.8	¥340.2	¥(69.8)	¥786.1

Six months ended September 30, 2012:
Net revenue:	¥586.9	¥421.5	¥67.0	¥191.4	¥130.8	¥322.2	¥460.9	¥15.6	¥1,874.1
BTMU and MUTB:	278.4	373.3	26.8	143.4	—	143.4	413.4	11.4	1,246.7
Net interest income	219.0	195.4	—	71.4	—	71.4	114.7	30.0	630.5
Net fees	55.1	152.3	26.8	58.3	—	58.3	(10.4)	(17.0)	265.1
Other	4.3	25.6	—	13.7	—	13.7	309.1	(1.6)	351.1
Other than BTMU and MUTB(1)	308.5	48.2	40.2	48.0	130.8	178.8	47.5	4.2	627.4
Operating expenses	452.9	218.2	43.3	112.3	92.0	204.3	65.1	89.2	1,073.0

Operating profit (loss)	¥134.0	¥203.3	¥23.7	¥79.1	¥38.8	¥117.9	¥395.8	¥(73.6)	¥801.1

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income

	Six months ended September 30,
	2011	2012
	(in billions)
Operating profit	¥786	¥801
Provision for credit losses	(89)	(80)
Foreign exchange gains—net	78	46
Trading account profits—net	330	162
Equity investment securities losses—net	(118)	(98)
Debt investment securities losses—net	(119)	(139)
Equity in earnings (losses) of equity method investees—net	(515)	10
Impairment of intangible assets	(27)	—
Other—net	68	(18)

Income before income tax expense	¥394	¥684